Other income, net (Details Textual) ¥ in Thousands	12 Months Ended
Jun. 30, 2018 CNY (¥)
Disclosure of other operating income [Abstract]
Expense from sharebased payment transactions included in other incomeexpense	¥ 1,031
Losses on disposal of noncurrent assets included in other incomeexpense	¥ 425